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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04707
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (213) 891-6375
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Robert Miller           Los Angeles, California    November 8, 2010
   -----------------------------    -----------------------    ----------------
           [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                        --------------------

Form 13F Information Table Entry Total:           21
                                        --------------------

Form 13F Information Table Value Total:      283,437
                                        --------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED  NONE
--------------                  ------------------  --------- -------- --------- --- ---- ---------- -------- ----  ------  ----
BANK OF AMERICA CORPORATION           Common        060505104    5,896   450,000 SH         Other       1           Shared
BANK OF AMERICA CORPORATION          Warrants       060505153    7,402 3,110,000 SH         Other       1           Shared
BOEING CO                             Common        097023105   14,905   224,000 SH         Other       1           Shared
BORGWARNER INC                        Common        099724106   14,523   276,000 SH         Other       1           Shared
CATERPILLAR INC                       Common        149123101   15,736   200,000 SH         Other       1           Shared
CUMMINS INC                           Common        231021106   20,987   231,700 SH         Other       1           Shared
DEXCOM INC                            Common        252131107   10,840   820,000 SH         Other       1           Shared
EZCORP INC                      Class A non-voting  302301106    9,419   470,000 SH         Other       1           Shared
FIFTH STREET FINANCE CORP             Common        31678A103    9,469   850,000 SH         Other       1           Shared
FORD MOTOR CO                         Common        345370860   31,151 2,545,000 SH         Other       1           Shared
FORD MOTOR CO                        Warrants       345370134      964   224,700 SH         Other       1           Shared
FREEPORT MCMORAN COPPER & GOLD        Common        35671D857   28,358   332,105 SH         Other       1           Shared
GENTEX CORP                           Common        371901109    9,763   500,000 SH         Other       1           Shared
INTEL CORP                            Common        458140100   13,056   680,000 SH         Other       1           Shared
JPMORGAN CHASE & CO                   Common        46625H100   19,030   500,000 SH         Other       1           Shared
JPMORGAN CHASE & CO                  Warrants       46634E114    9,628   825,000 SH         Other       1           Shared
LUMBER LIQUIDATORS HLDGS INC          Common        55003T107   12,113   493,000 SH         Other       1           Shared
MCMORAN EXPLORATION CO                Common        582411104   13,596   790,000 SH         Other       1           Shared
PARKER HANNIFIN CORP                  Common        701094104   14,012   200,000 SH         Other       1           Shared
UNITED TECHNOLOGIES CORP              Common        913017109   14,709   206,500 SH         Other       1           Shared
WELLS FARGO & CO                     Warrants       949746119    7,880 1,000,000 SH         Other       1           Shared
                                                              --------
                                                               283,437
                                                              --------